Equity Investment Measured at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Equity Investments Designates as Financial Asset at Fair Value Through Other Comprehensive Income

	December 31, 2021	December 31, 2020
	RMB	RMB
Chengdu Huaqi Houpu Holding Co., Ltd.	534	228
China Pacific Insurance (Group)Co., Ltd.	133	188
Other items	501	486

	1,168	902